GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
GOODWILL [Abstract]
Beginning balance	$ 42,955	$ 42,442
Foreign currency translation adjustments	(3,253)	513
Ending balance	$ 39,702	$ 42,955